Capital Stock and Changes in Capital Accounts, detail (Details) - $ / shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non vested restricted common stock, beginning balance	2,423,012	3,833,233
Granted	8,260,000	2,200,000
Vested	(1,168,363)	(2,310,502)
Non vested restricted common stock, ending balance	9,514,649	3,722,731
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, beginning balance	$ 2.95	$ 3.86
Weighted Average Grant Date Fair Value, Granted	2.85	2.72
Weighted Average Grant Date Fair Value, Vested	3.20	3.44
Weighted Average Grant Date Fair Value, ending balance	$ 2.83	$ 3.22